Group statement of changes in equity (Parenthetical) - GBP (£) £ in Millions		12 Months Ended
	Jan. 29, 2016	Mar. 31, 2018	Mar. 31, 2017	Apr. 01, 2016
Statement Of Changes In Equity [Abstract]
Share capital		£ 499	£ 499
Number of ordinary shares		9,968,127,681
Par value per share	£ 0.05	£ 0.05
Group reorganisation amount				£ 998
Number of shares issued	1,594,900,429
Issue of shares at market price	£ 4.707
Increase in merger reserve from share issuance	£ 7,424
Issue costs	£ 3
Transfer of merger reserve		£ 2,500	£ 1,775